Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 4) $ in Millions	Dec. 31, 2015 USD ($)
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2016 Benefit Payments	$ 987
2017 Benefit Payments	997
2018 Benefit Payments	1,008
2019 Benefit Payments	1,017
2020 Benefit Payments	1,029
Following five years	5,187
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2016 Benefit Payments	205
2017 Benefit Payments	215
2018 Benefit Payments	228
2019 Benefit Payments	241
2020 Benefit Payments	250
Following five years	1,480
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2016 Benefit Payments	141
2017 Benefit Payments	156
2018 Benefit Payments	172
2019 Benefit Payments	153
2020 Benefit Payments	155
Following five years	$ 797